Retirement and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2014
Retirement and Deferred Compensation Plans [Abstract]
Retirement And Deferred Compensation Plans

Note 08. Retirement and Deferred Compensation Plans

For all of our United States defined benefit and retiree health care plans, we adopted the Society of Actuaries’ RP-2014 mortality table with MP-2014 projection scale in determining the plans’ benefit obligations as of December 31, 2014.

Defined Benefit Plans

We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans are as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2014	2013	2014	2013
Change in Benefit Obligation
Benefit obligation, beginning of year	$53.8	$61.9	$331.6	$315.2
Service cost	—	—	8.3	8.7
Interest cost	2.4	2.2	13.4	12.6
Curtailments	—	—	—	(3.4)
Transfers	—	—	1.1	(0.3)
Actuarial loss (gain)	4.5	(5.9)	77.5	(0.6)
Plan participant contributions	—	—	0.3	0.4
Benefits paid	(4.1)	(4.4)	(6.9)	(6.7)
Currency exchange rate changes	—	—	(39.9)	5.7
Benefit obligation, end of year	$56.6	$53.8	$385.4	$331.6

	United States Plans		Non-United States Plans
Year Ended December 31	2014	2013	2014	2013
Change in Plan Assets
Fair value of plan assets, beginning of year	$39.1	$36.0	$305.8	$296.4
Actual return on plan assets	3.0	4.6	71.6	(4.2)
Plan participant contributions	—	—	0.3	0.4
Company contributions	2.6	2.9	11.8	15.0
Benefits paid	(4.1)	(4.4)	(6.9)	(6.7)
Currency exchange rate changes	—	—	(33.5)	4.9
Fair value of plan assets, end of year	$40.6	$39.1	$349.1	$305.8
Funded Status at End of Year
Funded status, end of year	$(16.0)	$(14.7)	$(36.3)	$(25.8)
Amounts Recognized
Noncurrent assets	$16.0	$17.2	$32.2	$30.8
Current liabilities	(2.3)	(2.9)	(0.3)	(0.2)
Noncurrent liabilities	(29.7)	(29.0)	(68.2)	(56.4)
Net amount recognized	$(16.0)	$(14.7)	$(36.3)	$(25.8)

Amounts recognized in accumulated other comprehensive (loss) income, net of tax, consist of:

	United States Plans		Non-United States Plans
December 31	2014	2013	2014	2013
Net loss	$11.3	$9.5	$36.0	$25.3
Prior service cost	—	0.1	4.8	4.8
Total	$11.3	$9.6	$40.8	$30.1

The accumulated benefit obligation for our plans that have plan assets was $340.7 and $291.7 as of December 31, 2014 and 2013, respectively. The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2014	2013
Accumulated benefit obligation	$10.8	$10.3
Plan assets	9.6	9.8

The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2014	2013
Projected benefit obligation	$52.1	$53.4
Plan assets	42.0	44.8

By their nature, certain of our plans do not have plan assets. The accumulated benefit obligation for these plans was $76.1 and $68.4 as of December 31, 2014 and 2013, respectively.

The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for all plans were as follows:

Year Ended December 31	2014	2013	2012
Service cost	$8.3	$8.7	$10.4
Interest cost	15.8	14.8	15.1
Expected return on assets	(15.6)	(13.2)	(14.7)
Curtailment and settlement	—	(2.3)	—
Net loss	3.5	3.3	1.1
Prior service cost	0.6	0.5	0.7
Net periodic benefit cost	12.6	11.8	12.6
Other Changes in Plan Assets and Benefit ObligationsRecognized in Other Comprehensive Loss
Net loss	23.5	6.8	15.4
Prior service cost (credit)	1.3	(1.1)	—
Amortization of net loss	(3.5)	(3.3)	(1.1)
Amortization of prior service cost	(0.6)	(0.5)	(0.7)
Total recognized in other comprehensive loss	20.7	1.9	13.6
Total recognized in net periodic benefit cost and other comprehensive loss	$33.3	$13.7	$26.2

Effective January 1, 2013, we amended a defined benefit plan in the Netherlands. The defined benefit plan was frozen, and the participants were transitioned to a defined contribution plan, resulting in a curtailment gain of $2.3.

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost during 2015 are $4.2 and $0.5, respectively.

The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2014	2013	2014	2013
Discount rate	3.9%	4.6%	2.9%	4.1%
Rate of compensation increase	3.0%	3.0%	3.4%	3.8%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	United States Plans			Non-United States Plans
Year Ended December 31	2014	2013	2012	2014	2013	2012
Discount rate	4.6%	3.7%	4.6%	4.1%	4.2%	4.7%
Expected long-term return on plan assets	6.0%	6.0%	6.3%	4.5%	4.0%	4.7%
Rate of compensation increase	3.0%	3.0%	3.0%	3.8%	3.6%	4.0%

We determine our assumption for the discount rate based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the end of each fiscal year.

Our overall expected long-term rate of return used in the measurement of the 2014 net periodic benefit cost on United States plan assets was 6.0%, while the rates of return on our non-United States plans varied by country and ranged from 2.8% to 5.3%. For a majority of our plans, a building block approach has been employed to establish this return. Historical markets are studied and long-term historical relationships between equity securities and fixed income intstruments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over time. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established with proper consideration of diversification and rebalancing. We also use guaranteed insurance contracts for four of our foreign plans. Peer data and historical returns are reviewed to check for reasonableness and appropriateness of our expected rate of return.

Projected salary levels utilized in the determination of the projected benefit obligation for the pension plans are based upon historical experience and the future expectations for each respective country.

Our plans’ investment policies are to optimize the long-term return on plan assets at an acceptable level of risk and to maintain careful control of the risk level within each asset class. Our long-term objective is to minimize plan expenses and contributions by outperforming plan liabilities. We have historically used a balanced portfolio strategy based primarily on a target allocation of equity securities and fixed-income instruments, which vary by location. These target allocations, which are similar to the 2014 allocations, are determined based on the favorable risk tolerance characteristics of the plan and, at times, may be adjusted within a specified range to advance our overall objective.

The fair values of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets, except for the insurance contract that is measured at the present value of expected future benefit payments using the Deutsche National Bank interest curve. The fair value of our pension plan assets by asset category was as follows:

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted Prices				Quoted Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2014	(Level 1)	(Level 2)	(Level 3)	2014	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$1.0	$1.0	$—	$—	$0.3	$0.3	$—	$—
Equity securities:
United States companies	15.6	15.6	—	—	—	—	—	—
International companies	—	—	—	—	19.1	19.1	—	—
Fixed income securities:
Government bonds(2)	24.0	—	24.0	—	45.3	45.3	—	—
Corporate bonds	—	—	—	—	62.5	62.5	—	—
Guaranteed insurance contracts	—	—	—	—	42.0	—	42.0	—
Annuity contract	—	—	—	—	35.5	—	35.5	—
Other types of investments:
Unitized funds(3)	—	—	—	—	31.5	31.5	—	—
Insurance contract	—	—	—	—	104.9	—	—	104.9
Real estate funds	—	—	—	—	8.0	—	8.0	—
	$40.6	$16.6	$24.0	$—	$349.1	$158.7	$85.5	$104.9

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes United States Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 70% equity securities, 20% fixed income securities and 10% cash.

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted Prices				Quoted Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2013	(Level 1)	(Level 2)	(Level 3)	2013	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$0.9	$0.9	$—	$—	$1.7	$1.7	$—	$—
Equity securities:
United States companies	15.5	15.5	—	—	—	—	—	—
International companies	—	—	—	—	36.6	36.6	—	—
Fixed income securities:
Government bonds(2)	22.7	—	22.7	—	—	—	—	—
Guaranteed insurance contracts	—	—	—	—	44.8	—	44.8	—
Annuity contract	—	—	—	—	33.4	—	33.4	—
Other types of investments:
Unitized funds(3)	—	—	—	—	101.3	101.3	—	—
Insurance contract	—	—	—	—	80.9	—	—	80.9
Real estate funds	—	—	—	—	7.1	—	7.1	—
	$39.1	$16.4	$22.7	$—	$305.8	$139.6	$85.3	$80.9

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes United States Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities and 20% equity securities.

The following table summarizes the changes in fair value of the insurance contract, which is measured using Level 3 inputs. These contracts were purchased upon amendment of our Dutch pension plan effective as of January 1, 2013. We determine that transfers between fair-value-measurement levels occur on the date of the event that caused the transfer.

Year Ended December 31	2014	2013
Balance, beginning of year	$80.9	$—
Transfers into Level 3	—	85.9
Unrealized gain (loss)	37.6	(7.7)
Purchases, sales and settlements, net	(0.6)	(0.6)
Currency exchange rate changes	(13.0)	3.3
Balance, end of year	$104.9	$80.9

Retiree Health Care Plan

We provide medical and dental benefits to certain eligible retired employees in the United States. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2014	2013
Change in Benefit Obligation
Benefit obligation, beginning of year	$18.5	$31.5
Service cost	—	—
Interest cost	0.8	1.1
Actuarial loss (gain)	0.2	(0.9)
Benefits paid	(1.9)	(2.3)
Plan participant contributions	0.1	0.2
Retiree drug subsidy reimbursement	0.1	0.1
Plan amendment	—	(11.2)
Benefit obligation, end of year	$17.8	$18.5
Funded Status at End of Year
Funded status, end of year	$(17.8)	$(18.5)
Amounts Recognized
Current liabilities	$(1.3)	$(2.0)
Noncurrent liabilities	(16.5)	(16.5)
Net amount recognized	$(17.8)	$(18.5)

The amount recognized in accumulated other comprehensive (loss) income, net of tax, consists of a net loss of $2.0 and a prior service credit of $6.5 in 2014, and a net loss of $1.9 and a prior service credit of $7.0 in 2013.

In June 2013, the Board of Directors approved an amendment related to the post-65 healthcare benefits of the plan that became effective as of July 1, 2014. The plan change included the introduction of a Health Reimbursement Account for Medicare eligible retirees and dependents. The plan change was communicated to retirees in October 2013, and the plan was re-measured as of October 1, 2013 to reflect this amendment.

The discount rate used in the measurement of the benefit obligation was 3.9% and 4.7% in 2014 and 2013, respectively. The discount rate used in the measurement of net periodic benefit cost was 4.7% in 2014, 3.9% (January through September) and 4.8% (October through December) in 2013 and 4.8% in 2012, respectively. The components of net periodic benefit cost and other amounts recognized in other comprehensive loss (income) for this plan were as follows:

Year Ended December 31	2014	2013	2012
Net Periodic Benefit Cost
Service cost	$—	$—	$0.1
Interest cost	0.8	1.1	1.3
Net loss	0.1	0.3	—
Prior service credit	(0.8)	(0.2)	—
Net periodic benefit cost	0.1	1.2	1.4
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss (Income)
Net loss (gain)	0.2	(0.9)	3.2
Prior service credit	—	(11.2)	—
Amortization of net loss	(0.1)	(0.3)	—
Amortization of prior service credit	0.8	0.2	—
Total recognized in other comprehensive loss (income)	0.9	(12.2)	3.2
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$1.0	$(11.0)	$4.6

The estimated net loss and prior service credit for the retiree health care plan that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost during 2015 is $0.1 and $0.8, respectively.

The health care cost trend is assumed to be 7.0% for 2015, decreasing gradually to an ultimate rate of 5.0% in 2020. Assumed health care cost trend rates could have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$—	$—
Effect on benefit obligation	0.4	(0.3)

Future Contributions and Payments

During 2015, we plan to contribute $12.4 to our pension plans and to fund our retiree health care payments as incurred. Projected benefit payments from the plans as of December 31, 2014 were estimated as follows:

		Retiree Health
Year	Pension Plans	Care Plan
2015	$9.8	$1.3
2016	9.6	1.3
2017	10.9	1.3
2018	11.1	1.2
2019	12.7	1.1
2020–2024	78.0	5.5
Total projected benefit payments	$132.1	$11.7

Defined Contribution Plans and Deferred Compensation Plans

We have defined contribution plans covering substantially all permanent United States employees and various other employees throughout the world. Employees may elect to contribute a portion of their salary to the plans and we match a portion of their contributions up to a maximum percentage of the employee’s salary. In addition, profit sharing contributions are made if a targeted earnings level is reached. The total expense for our match and any profit sharing contributions was $19.8, $22.4 and $21.5 for the years ended December 31, 2014, 2013 and 2012, respectively.

We also have deferred compensation plans in the United States. One of the plans had an asset and liability of $80.0 and $69.4 as of December 31, 2014 and 2013, respectively.